CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 287	$ 24,713	$ (11,371)	$ 13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)	(1,149,975)	(6,862,708)
Net income (loss)			(700,925)	(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)		(1,094,366)
Accretion of Common Stock subject to possible redemption to redemption value		(81,173)	(89,488)	(170,661)
Net income (loss)			(171,611)	(171,611)
Balance at the end at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the end (in shares) at Mar. 31, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(757,781)
Balance at the end at Sep. 30, 2023	$ 324		(2,893,466)	(2,893,142)
Balance at the end (in shares) at Sep. 30, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)	(48,930)	(1,143,296)
Accretion of Common Stock subject to possible redemption to redemption value		(81,173)	(256,810)	(337,983)
Net income (loss)			(1,034,593)	(1,034,593)
Balance at the end at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the end (in shares) at Dec. 31, 2023	3,251,000
Balance at the beginning at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the beginning (in shares) at Mar. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value			(95,533)	(95,533)
Net income (loss)			(332,537)	(332,537)
Balance at the end at Jun. 30, 2023	$ 324		(2,551,440)	(2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Class A shares			(48,930)	(48,930)
Accretion of Common Stock subject to possible redemption to redemption value			(39,463)	(39,463)
Net income (loss)			(253,633)	(253,633)
Balance at the end at Sep. 30, 2023	$ 324		(2,893,466)	(2,893,142)
Balance at the end (in shares) at Sep. 30, 2023	3,251,000
Balance at the beginning at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the beginning (in shares) at Dec. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Class A shares			(3,274)	(3,274)
Reduction of carrying value to redemption value due to tax			17,000	17,000
Net income (loss)			408,380	408,380
Balance at the end at Mar. 31, 2024	$ 324		(2,780,498)	(2,780,174)
Balance at the end (in shares) at Mar. 31, 2024	3,251,000
Balance at the beginning at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the beginning (in shares) at Dec. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(670,325)
Balance at the end at Sep. 30, 2024	$ 324	119,521	(3,862,137)	(3,742,292)
Balance at the end (in shares) at Sep. 30, 2024	3,251,000
Balance at the beginning at Mar. 31, 2024	$ 324		(2,780,498)	(2,780,174)
Balance at the beginning (in shares) at Mar. 31, 2024	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Class A shares			(2,934)	(2,934)
Expense related to the Issuance of Non-Redemption agreements		127,224		127,224
Increase of carrying value to redemption value due to change in tax		(7,745)		(7,745)
Net income (loss)			(703,701)	(703,701)
Balance at the end at Jun. 30, 2024	$ 324	119,479	(3,487,133)	(3,367,330)
Balance at the end (in shares) at Jun. 30, 2024	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase of carrying value to redemption value due to change in tax		42		42
Net income (loss)			(375,004)	(375,004)
Balance at the end at Sep. 30, 2024	$ 324	$ 119,521	$ (3,862,137)	$ (3,742,292)
Balance at the end (in shares) at Sep. 30, 2024	3,251,000